SEGMENT AND GEOGRAPHIC AREA INFORMATION - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PRC
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Percentage of revenue from real estate agent income	0.00%	29.00%	96.00%
Percentage of revenue from the total consolidated revenue	0.00%	29.00%	96.00%
UK
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Percentage of revenue from the hotel and rental management business	100.00%	71.00%
Percentage of revenue from the total consolidated revenue	100.00%	71.00%
Percentage of value of the assets from the total consolidated assets	100.00%	95.00%	79.00%